Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
Certain Plan investments are managed by Principal. Principal is the asset trustee, as defined by the Plan; therefore, these transactions qualify as party-in-interest and are exempt from the prohibited transaction rules. In addition, the Plan provides for notes to participants, which are also party-in-interest transactions that are exempt from the prohibited transaction rules.
The Plan holds shares of Liberty Energy Inc. Class A Common Stock, Liberty Energy Services LLC is a wholly owned subsidiary of Liberty Energy Inc. At December 31, 2025 and 2024, the Plan held 143,713 and 107,507 shares, respectively, of Liberty Energy Inc. Common Stock with a fair value of $3 million and $2 million, respectively. For the year ended December 31, 2025, 106,684 shares of Liberty Energy Inc. Common Stock were purchased for $1 million and 70,478 shares were sold for $1 million. During the year ended December 31, 2025, the Plan recorded dividend income of $47 thousand.